Fixed assets - Depreciation and amortization - Total - Graphic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	€ (7,035)	€ (7,074)	€ (7,134)
Depreciation and amortization	(2,418)	(2,363)	(2,309)
Depreciation and amortization, property, plant and equipment	(4,725)	(4,796)	(4,880)
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	(7,035)	(7,074)	(7,134)
Depreciation and amortization	(2,418)	(2,363)	(2,309)
Depreciation and amortization, property, plant and equipment	€ (4,618)	€ (4,712)	€ (4,825)